CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash	$ 9,971	$ 67,422
Accounts receivable	60,994	66,427
Due from related parties	29,390	11,890
Inventory	148,939	105,087
Prepaid expenses and other current assets	22,519	109,430
Total current assets	271,813	360,256
OTHER ASSETS
Intangible assets, net	707,422	755,682
Total Other Assets	707,422	755,682
TOTAL ASSETS	979,235	1,115,938
CURRENT LIABILITIES
Accounts payable	440,397	321,250
Accrued expenses	684,557	226,273
Due to related parties	483,991	392,037
Deferred revenues	72,808	72,808
Note payable	25,484	0
Convertible note payable, net of discount of $308,833 and $506,237 as of June 30, 2018 and December 31, 2017, respectively	936,767	781,901
Derivative liabilities	1,097,379	897,968
Total current liabilities	3,741,383	2,692,237
TOTAL LIABILITIES	3,741,383	2,692,237
STOCKHOLDERS' DEFICIT
Common stock: par value $0.001, 500,000,000 shares authorized; 70,947,390 and 39,114,709 shares issued and outstanding, respectively, as of June 30, 2018 and December 31, 2017.	70,947	39,115
Additional paid-in capital	6,931,245	5,710,270
Accumulated deficit	(9,764,340)	(7,325,684)
TOTAL STOCKHOLDERS' DEFICIT	(2,762,149)	(1,576,299)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 979,235	$ 1,115,938